Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2023
Classes of employee benefits expense [abstract]
Summary of Personnel Expenses

	2023	2022	2021
	(in € millions, except employee data)
Wages and salaries	1,558	1,233	860
Social costs and payroll taxes	254	85	85
Contributions to retirement plans	55	51	40
Share-based compensation	321	381	223
Other employee benefits	157	150	124
Total	2,345	1,900	1,332
Average full-time employees	9,123	8,359	6,617

Summary of Employee Severance Costs In Statement Of Operations	These charges are included within the consolidated statement of operations as follows:

Twelve months ended December 31, 2023

Cost of revenue	15
Research and development	119
Sales and marketing	44
General and administrative	34
Total	212